Equity Oriented or Fixed Income Oriented Funds | The Select 20 Portfolio
The Select 20 Portfolio
What is the Portfolio’s investment objective?
The Select 20 Portfolio seeks long-term capital appreciation.
What are the Portfolio’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equity Oriented or Fixed Income Oriented Funds The Select 20 Portfolio DPT CLASS
Management fees		0.75%
Distribution and service (12b-1) fees		none
Other expenses		0.10%
Total annual portfolio operating expenses		0.85%
Less fee waivers and expense reimbursements	[1]	none
Total annual portfolio operating expenses after fee waivers and expense reimbursements		0.85%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 0.89% of the Portfolio's average daily net assets from Feb. 27, 2014 through Feb. 27, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Equity Oriented or Fixed Income Oriented Funds The Select 20 Portfolio DPT CLASS	87	271	471	1,049

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 46% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies?

The Portfolio seeks to achieve its objective by investing in a portfolio of 20 securities. The Portfolio will invest in no fewer than 15 and no more than 25 equity securities. The Portfolio is considered “nondiversified” as defined in the 1940 Act, which means that it may invest in a smaller number of issuers than a diversified mutual fund.

We invest primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. We consider companies of any size or market capitalization. Using a bottom-up approach, we seek to select securities of companies that have large market opportunities. Companies that have large market opportunities are those that, in our opinion, may have a large demand or market for their goods or services. We also consider a company’s operational efficiencies, management plans for capital allocation, and the company’s shareholder orientation.

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Portfolio. Specifically, we look for structural changes in the economy, industry, or product cycle changes, or changes in management, targeting those companies that can best capitalize on such changes. The following is a description of how the portfolio managers pursue the Portfolio’s investment goals.

We strive to identify companies that offer the potential for long-term price appreciation because they are likely to experience sustainable free cash flow growth. Using a bottom-up approach, we look for companies that:

•	have attractive end market potential or dominance of a profitable niche market, dominant business models, and strong cash flow generation;

•	demonstrate operational and scale efficiencies;

•	have demonstrated expertise for capital allocation; or

•	have clear shareholder oriented governance and compensation policies.

All of these factors give us insight into the outlook for a company, helping us to identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock.

We maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small-, medium-, and large-size companies.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates	Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Limited number of stocks risk	The possibility that a single security’s increase or decrease in value may have a greater impact on the fund’s value and total return because the fund may hold larger positions in fewer securities than other funds.
Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Nondiversification risk	A nondiversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.
Derivatives risk	Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Select 20 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

On Feb. 28, 2008, the Portfolio changed its investment strategy to limit its investments to no less than 15 securities and no more than 25 securities. The performance prior to Feb. 28, 2008 is that of the Portfolio’s predecessor, The All-Cap Growth Equity Portfolio.

Year-by-year total return (The Select 20 Portfolio)

During the periods illustrated in this bar chart, The Select 20 Portfolio’s highest quarterly return was 18.57% for the quarter ended June 30, 2009 and its lowest quarterly return was -21.91% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2013
Average Annual Total Returns Equity Oriented or Fixed Income Oriented Funds The Select 20 Portfolio	1 Year	5 Years	10 Years
DPT CLASS	26.03%	22.50%	7.63%
DPT CLASS Return after taxes on distributions	25.57%	22.35%	7.56%
DPT CLASS Return after taxes on distributions and sale of Portfolio shares	15.09%	18.56%	6.22%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)	34.23%	20.56%	7.95%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.